UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE            68130

(Address of principal executive offices)

(Zip code)

James  Ash,        Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end:      9/30

Date of reporting period:  12/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012
				Market Value
	SYSTEMATIC TRADING COMPANIES - 2.3%
	ISAM Systematic Program Class ISAM (a) *			$ 3,021,181
	Winton Diversified Trading Program Class WNTN (a) *			3,387,534
	TOTAL SYSTEMATIC TRADING COMPANIES (Cost - $6,129,857)			6,408,715

Principal Amount ($)			Maturity
	STRUCTURED NOTE - 5.4%
13,000,000	Barclays Bank PLC Linked Note (a) *
	(Cost - $13,000,000)		11/20/2013	15,034,248

		Yield
	BONDS & NOTES - 68.1%
	AEROSPACE/DEFENSE - 0.7%
75,000	Boeing Co.	5.8750%	2/15/2040	101,287
188,000	Boeing Co.	6.8750	3/15/2039	286,558
350,000	Embraer Overseas Ltd.	6.3750	1/24/2017	393,750
150,000	Embraer Overseas Ltd.	6.3750	1/15/2020	173,250
600,000	Penerbangan Malaysia Bhd	5.6250	3/15/2016	672,709
200,000	United Technologies Corp.	3.1000	6/1/2022	211,798
				1,839,352
	AGRICULTURE - 0.4%
950,000	Altria Group, Inc.	2.8500	8/9/2022	940,053
400,000	IOI Investment Bhd	4.3750	6/27/2022	418,164
				1,358,217
	AIRLINES - 0.3%
245,000	Southwest Airlines Co.	5.2500	10/1/2014	260,751
421,000	Southwest Airlines Co.	5.7500	12/15/2016	476,116
				736,867
	AUTO MANUFACTURERS - 0.4%
500,000	Daimler Finance North America LLC (b)	1.8750	9/15/2014	508,195
600,000	Ford Motor Co.	7.4500	7/16/2031	757,536
				1,265,731
	BANKS - 4.2%
100,000	Alfa MTN Invest Ltd.	9.2500	6/24/2013	103,150
200,000	Alfa MTN Invest Ltd. (c)	9.2500	6/24/2013	206,800
725,000	Australia & New Zealand Banking Group Ltd. (b)	4.8750	1/12/2021	849,725
100,000	Banco de Chile	6.2500	6/15/2016	111,213
220,000	Banco de Credito del Peru/Panama (d)	4.7500	3/16/2016	232,100
500,000	Banco de Credito e Invesiones (b)	3.0000	9/13/2017	509,528
200,000	Banco do Brasil SA/Cayman (c,d)	8.5000	Perpetual	245,000
300,000	Banco Internacional del Peru SAA	8.5000	4/23/2070	334,500
150,000	Banco Latinoamericano de Comercio Exterior SA (b,c)	3.7500	4/4/2017	153,900
150,000	Banco Latinoamericano de Comercio Exterior SA (c)	3.7500	4/4/2017	153,900
100,000	Banco Mercantil del Norte SA	4.3750	7/19/2015	104,750
100,000	Banco Mercantil del Norte SA (d)	6.8620	10/13/2021	107,750
825,000	Bank of Montreal	1.4000	9/11/2017	828,137
875,000	BB&T Corp	1.6000	8/15/2017	885,507
400,000	DBS Bank Ltd. (c,d)	5.0000	11/15/2019	422,998
500,000	Gazprombank OJSC Via GPB Eurobond Finance PLC	7.9330	6/28/2013	516,000
200,000	Global Bank Corp.	4.7500	10/5/2017	201,500
225,000	Goldman Sachs Group, Inc.	5.7500	1/24/2022	265,998
400,000	Industrial Senior Trust (c)	5.5000	11/1/2022	402,000
100,000	Industry & Construction Bank St Petersburg OJSC Via Or-ICB for Industry (d)	5.0100	9/29/2015	100,688
400,000	Itau Unibanco Holding SA	5.6500	3/19/2022	420,500
525,000	JPMorgan Chase & Co.	4.5000	1/24/2022	593,899
170,000	JPMorgan Chase & Co.	4.9500	3/25/2020	197,183
825,000	Korea Development Bank	4.3750	8/10/2015	890,790
400,000	OVERSEA-CHINESE BANKING (c)	4.2500	11/18/2019	414,893
163,000	PNC Funding Corp.	4.3750	8/11/2020	185,911
343,000	PNC Funding Corp.	6.7000	6/10/2019	437,611
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA	7.1250	1/14/2014	210,334
450,000	United Overseas Bank Ltd (c)	5.3750	9/3/2019	474,981
300,000	VTB Bank OJSC Via VTB Capital SA	6.8750	5/29/2018	338,700
650,000	Wells Fargo & Co.	4.6000	4/1/2021	747,657
				11,647,603

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Principal Amount ($)		Yield	Maturity	Market Value
	BEVERAGES - 0.4%
400,000	Anadolu Efes Biracilik Ve Malt Sanayii AS (b)	3.3750%	11/1/2022	$ 394,000
375,000	Coca-Cola Co.	1.8000	9/1/2016	387,319
50,000	Corp Lindley SA (b)	6.7500	11/23/2021	57,750
350,000	Diageo Capital PLC	1.5000	5/11/2017	333,326
				1,172,395
	BIOTECHNOLOGY - 0.3%
450,000	Biogen Idec, Inc.	6.8750	3/1/2018	557,399
400,000	Celgene Corp.	3.2500	12/8/2014	407,754
				965,153
	BULDING MATERIALS - 0.2%
200,000	Cemex Finance LLC (c)	9.5000	12/14/2016	218,500
100,000	Cemex SAB de CV	9.0000	1/11/2018	108,250
100,000	Corp GEO SAB de CV	9.2500	6/30/2020	107,500
				434,250
	CHEMICALS - 0.4%
350,000	Dow Chemical Co.	3.0000	11/15/2022	349,221
100,000	Ecolab, Inc.	1.0000	8/9/2015	100,279
250,000	Ecolab, Inc.	2.3750	12/8/2014	258,059
400,000	Mexichem SAB (b)	4.8750	9/19/2022	431,000
				1,138,559
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 6.2%
1,170,236	Fannie Mae REMICS 2009-41 ZA (e)	4.5000	6/25/2039	1,267,213
1,716,372	Fannie Mae REMICS 2009-98 DZ (e)	4.5000	12/25/2039	1,842,225
557,328	Fannie Mae REMICS 2010-76 ZK (e)	4.5000	7/25/2040	629,900
247,470	Fannie Mae REMICS 2011-18 UZ (e)	4.0000	3/25/2041	268,176
557,000	Fannie Mae REMICS 2011-74 KL (e)	5.0000	6/25/2040	648,470
422,217	Fannie Mae REMICS 2011-111 EZ (e)	5.0000	11/25/2041	500,893
2,188,643	Fannie Mae REMICS 2012-133 PB (e)	6.5000	4/25/2042	2,409,374
2,194,404	Fannie Mae REMICS 2012-144 PT (c,d,e)	4.3572	11/25/2049	2,330,183
793,257	Freddie Mac REMICS 2663 ZP (e)	5.0000	8/15/2033	920,372
296,880	Freddie Mac REMICS 2909 Z (e)	5.0000	12/15/2034	329,518
1,000,000	Freddie Mac REMICS 3738 BP (e)	4.0000	12/15/2038	1,077,264
1,147,256	Freddie Mac REMICS 3818 JA (e)	4.5000	1/15/2040	1,193,386
517,783	Freddie Mac REMICS 3957 DZ (c,e)	3.5000	11/15/2041	539,861
330,958	Freddie Mac REMICS 3957 HZ (e)	4.0000	11/15/2041	361,380
2,966,473	Freddie Mac Strips 269 30 (e)	3.0000	8/15/2042	3,103,298
				17,421,513
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 10.0%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)	1.1897	6/25/2035	233,483
1,625,000	American General Mortgage Loan Trust 2010-1A A3 (b,d)	5.6500	3/25/2058	1,720,477
1,221,190	Banc of America Funding Corp. 2012 R4 A (b,c,d)	0.4735	3/4/2039	1,173,442
607,605	Bear Stearns Asset Backed Securities Trust 2004-AC2 2A	5.0000	5/25/2034	611,274
324,362	Citicorp Mortgage Securities, Inc. 2007-2 3A1	5.5000	2/25/2037	324,305
789,598	Citimortgage Alternative Loan Trust 2007-A4 1A13	5.7500	4/25/2037	657,885
2,191,772	Countrywide Alternative Loan Trust 2005-J8 1A5	5.5000	7/25/2035	2,071,150
608,886	Countrywide Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	446,376
1,792,522	Countrywide Home Loan Mortgage Pass Through Trust 2007-5 A51	5.7500	5/25/2037	1,639,851
509,134	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3	5.2500	9/25/2035	507,538
633,155	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	634,183
1,232,335	CSMC Mortgage-Backed Trus 2007-1 5A14	6.0000	2/25/2037	1,061,772
313,126	CSMC Series 2009-13R 2A1 (b)	6.0000	1/26/2037	324,522
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Principal Amount ($)		Yield	Maturity	Market Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 10.0% (continued)
982,263	CSMC Series 2010-4R 3A17 (b,d)	8.4998%	6/26/2037	$ 723,658
557,050	Deutsche Mortgage Securities, Inc. 2005-WF1 1A2 (b,d)	5.2349	6/26/2035	562,908
505,595	First Horizon Alternative Mortgage Securities 2005-AA4 1A1 (d)	2.5949	5/25/2035	397,665
2,970,343	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)	3.3201	1/25/2036	2,728,952
993,191	Homebanc Mortgage Trust 2005-3 A1 (d)	0.4497	7/25/2035	862,650
378,237	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	366,702
333,730	Jp Morgan Resecuritization Trust Series 2011-2 2A3 (b,d)	3.5000	7/26/2036	343,558
199,444	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	204,851
465,441	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)	5.5823	6/25/2036	347,706
659,863	PHH Alternative Mortgage Trust 2007-2 3A1	6.0000	5/25/2037	543,739
2,223,239	Prime Mortgage Trust 2006-DR1 2A1 (b)	5.5000	5/25/2035	2,120,143
710,909	RALI Trust 2006-QS10 A9	6.5000	8/25/2036	573,438
227,558	RFMSI Trust 2003-S16 A1	4.7500	9/25/2018	233,625
588,500	RFMSI Trust 2006-S3 A7	5.5000	3/25/2036	545,885
189,485	Structured Asset Securities Corp. 2003-35 1A1 (d)	5.1302	12/25/2033	190,459
330,482	Structured Asset Securities Corp. 2004-11XS 2A2 (f)	5.4000	6/25/2034	344,783
313,583	Structured Asset Securities Corp. 2004-15 2A1	4.7500	9/25/2019	318,415
1,306,976	Wachovia Mortgage Loan Trust LLC 2005-A 2A1 (d)	2.6283	8/20/2035	1,194,204
799,167	Wells Fargo Alternative Loan Trust 2007-PA2 1A1	6.0000	6/25/2037	721,751
378,446	Wells Fargo Mortgage Backed Securities Trust 2006-2 3A1	5.7500	3/25/2036	379,789
2,371,203	Wells Fargo Mortgage Backed Securities Trust 2006-AR2 2A (d)	2.6270	3/25/2036	2,249,259
396,606	Wells Fargo Mortgage Backed Securities Trust 2007-13 A6	6.0000	9/25/2037	395,758
393,678	Wells Fargo Mortgage Backed Securities Trust 2007-8 1A2	6.0000	7/25/2037	379,305
				28,135,461
	COMMERCIAL MBS - 4.7%
50,000	Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.6750	7/10/2046	56,538
200,000	Banc of America Commercial Mortgage, Inc. 2007-2 AM (d)	5.6353	4/10/2049	227,580
250,000	Banc of America Commercial Mortgage, Inc. 2007-5 AM (d)	5.7720	2/10/2051	279,141
250,000	Banc of America Large Loan Trust 2007-BMB1 A2 (d)	0.9590	8/15/2029	245,973
100,000	Banc of America Re-Remic Trust 2012-CLRN B (b,c,d)	1.8090	8/15/2029	101,727
100,000	Banc of America Re-Remic Trust 2012 - CLRN D (d)	2.9090	8/15/2029	102,297
75,000	Bear Stearns Commercial Mortgage Securities 2005-PWR8 A4	4.6740	6/11/2041	81,285
100,000	Bear Stearns Commercial Mortgage Securities 2005-T18 AJ (d)	5.0050	2/13/2042	106,707
100,000	Bear Stearns Commercial Mortgage Securities 2006-PW14 AM	5.2430	12/11/2038	112,071
75,000	Bear Stearns Commercial Mortgage Securities 2006-T24 AM (d)	5.5680	10/12/2041	84,117
275,000	Bear Stearns Commercial Mortgage Securities 2007-PW16 AM (d)	5.7152	6/11/2040	309,566
200,000	Bear Stearns Commercial Mortgage Securities 2007-PW17 AM (d)	5.8900	6/11/2050	227,042
100,000	Citigroup Commercial Mortgage Trust 2005-C3 AM (d)	4.8300	5/15/2043	107,210
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (d)	5.7381	3/15/2049	55,696
130,000	Citigroup Commercial Mortgage Trust 2006-C5 AM	5.4620	10/15/2049	146,288
175,000	Citigroup Commercial Mortgage Trust 2007-C6 AM (d)	5.7020	12/10/2049	198,451
250,000	Citigroup Commercial Mortgage Trust 2008-C7 A4 (d)	6.0596	12/10/2049	280,269
997,973	Citigroup Commercial Mortgage Trust 2012-GC8 XA (b,d)	2.2646	9/10/2045	133,607
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 AMFX (d)	5.3660	12/11/2049	363,901
21,487	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 ASB	5.2780	12/11/2049	22,567
2,097,783	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD5 XP (b,d)	0.1693	11/15/2044	7,942
1,577	Commercial Mortgage Acceptance Corp. 1998-C2 F (b)	5.4400	9/15/2030	1,600
50,000	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F (b,d)	6.7500	11/15/2030	53,248
150,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX (d)	5.5260	4/15/2047	168,075
100,000	COMM 2006-C8 Mortgage Trust	5.3470	12/10/2046	110,892
100,000	COMM 2011-THL Mortgage Trust (b)	5.9490	6/9/2028	103,844
250,000	CSMC Series 2009-RR2 IQB (b,d)	5.6945	4/16/2049	277,357
150,000	CSMC Series 2010-RR1 1B (b,d)	5.6920	4/16/2049	166,405
350,000	Credit Suisse Mortgage Capital Certificates 2006-C3 AM (d)	5.8036	6/15/2038	384,450
275,000	Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.8036	9/15/2039	297,370
175,000	Credit Suisse Mortgage Capital Certificates 2006-C5 AM	2.2222	12/15/2039	190,947
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Principal Amount ($)		Yield	Maturity	Market Value
	COMMERCIAL MBS - 4.7% (continued)
158,204	Credit Suisse Mortgage Capital Certificates 2006-TF 2A A2 (b,d)	0.3790%	10/15/2021	$ 154,858
200,000	Credit Suisse Mortgage Capital Certificates 2007-TFLA B (b,d)	0.3590	2/15/2022	193,588
2,000,000	Credit Suisse Mortgage Capital Certificates 2012-CR3 AM (d)	2.2222	11/15/2045	285,682
150,000	Credit Suisse Mortgage Capital Certificates 2012-FL2 GPI (b,c)	3.7090	9/17/2029	149,588
200,000	DBRR Trust (c)	1.3930	9/25/2045	200,048
250,000	DBRR Trust 2011- C32 A 3B (b,d)	5.7373	6/17/2049	279,468
150,000	Fontainebleau Miami Beach Trust 2012 - FBLU C (b)	4.2700	5/5/2027	156,924
100,000	Fontainebleau Miami Beach Trust 2012 - FBLU E (b)	5.2530	5/5/2027	104,897
50,000	GMAC Commercial Mortgage Securities, Inc. 2006-C1 AJ (d)	5.3490	11/10/2045	41,925
250,000	Greenwich Capital Commercial Funding Corp 2007 GG11 AM (d)	5.8670	12/10/2049	279,492
250,000	Greenwich Capital Commercial Funding Corp 2007-GG9 AMFX	5.4750	3/10/2039	269,917
100,000	GS Mortgage Securities Corp II 2004-GG2 A6 (d)	5.3960	8/10/2038	105,668
100,000	GS Mortgage Securities Corp II 2006-GG6 AM	5.6220	4/10/2038	110,224
200,000	GS Mortgage Securities Corp II 2007-EOP A2 (b,c,d)	1.2601	3/6/2020	200,281
1,757,808	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 X (d)	0.5380	5/15/2045	28,165
94,705	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-C1 ASB	5.8570	2/15/2051	104,374
200,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AM 9 (d)	5.4660	6/12/2047	221,075
350,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB19 AM (d)	5.7276	2/12/2049	380,522
250,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB20 AM (d)	5.8804	2/12/2051	289,870
250,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD 12 AM (d)	6.0017	2/15/2051	279,693
175,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2009-RR2 GE (b,c)	5.5430	12/17/2049	196,927
25,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2 (b)	3.3638	11/13/2044	26,954
994,066	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-C6 XA (d)	2.0195	5/15/2045	118,698
993,963	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-CBX XA (d)	2.0520	6/15/2045	114,758
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-C8 XA (c,d)	2.2225	10/15/2045	334,253
250,000	LB Commercial Mortgage Trust 2007-C3 AMF (b,d)	5.8856	7/15/2044	285,192
100,000	LB-UBS Commercial Mortgage Trust 2003-C7 D (d)	5.1139	7/15/2037	102,671
100,000	LB-UBS Commercial Mortgage Trust 2005-C3 AM	4.7940	7/15/2040	107,690
50,000	LB-UBS Commercial Mortgage Trust 2006-C7 AJ	5.4070	11/15/2038	35,273
250,000	LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.4130	9/15/2039	281,410
2,128,650	LB-UBS Commercial Mortgage Trust 2006-C7 XW (b,d)	0.6479	11/15/2038	43,701
2,564,595	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (b,d)	0.2900	11/15/2038	43,472
250,000	Merrill Lynch/Countrywide Commercial Mortgage Trust 2007 - 5AM	5.4190	8/12/2048	264,616
150,000	Merrill Lynch Mortgage Trust 2005-CIP1 AM (d)	5.1070	7/12/2038	163,606
100,000	Merrill Lynch Mortgage Trust 2006-C1 AM (d)	5.6836	5/12/2039	112,149
996,167	Morgan Stanley Bank of America Merrill Lynch Trust 2012- C5 XA (b,d)	1.9370	8/15/2045	111,516
25,000	Morgan Stanley Capital I, Inc. 2005-HQ7 AM (d)	5.2084	11/14/2042	27,497
250,000	Morgan Stanley Capital I, Inc. 2007-IQ13 AM	5.4060	3/15/2044	270,089
200,000	Morgan Stanley Capital I, Inc. 2007-IQ 16 AM (d)	6.1027	12/12/2049	234,293
977,282	Morgan Stanley Capital I, Inc. 2011-C1 XA (b,d)	0.9652	9/15/2047	32,304
100,000	Morgan Stanley Re-REMIC Trust 2010-GG10 A4 (b,d)	5.7894	8/15/2045	116,673
250,000	RBSCF Trust 2010-RR3 MS (b,d)	5.8819	6/16/2049	279,832
601	RREF 2012-LT1A A (b)	4.7500	2/15/2025	601
250,000	SMA Issuer I LLC 2012 - LV1 A (b)	3.5000	8/20/2025	251,458
1,994,872	UBS-Barclays Commercial Mortgage Trust 2012 - C3 XA (b,d)	2.2043	8/10/2049	281,538
250,000	Wachovia Bank Commercial Mortgage Trust 2007-C33 AM (d)	5.9210	2/15/2051	279,641
997,112	WFRBS Commercial Mortgage Trust 2012-C8 XA (b,d)	2.2550	8/15/2045	134,832
1,500,000	WF-RBS Commercial Mortgage Trust 2012 - C XA (b,d)	2.2883	11/15/2045	214,198
				13,306,264
	COMMERCIAL SERVICES - 0.1%
400,000	ADT Corp. (b)	3.5000	7/15/2022	389,037

	DISTRIBUTION/WHOLESALE - 0.2%
400,000	Arrow Electronics, Inc.	3.3750	11/1/2015	415,029

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Principal Amount ($)		Yield	Maturity	Market Value
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
725,000	American Express Credit Corp.	2.7500%	9/15/2015	$ 760,077
715,000	General Electric Capital Corp.	2.9000	1/9/2017	756,000
723,000	National Rural Utilities Cooperative Finance Corp.	10.3750	11/1/2018	1,068,751
300,000	PTTEP Australia International Finance Pty Ltd.	4.1520	7/19/2015	315,573
				2,900,401
	ELECTRIC - 1.2%
400,000	Abu Dhabi National Energy Co.	5.8750	12/13/2021	477,400
200,000	AES Andres Dominicana Ltd./ Itabo Dominicana Ltd. (b)	9.5000	11/12/2020	221,300
200,000	AES Andres Dominicana Ltd./ Itabo Dominicana Ltd. (c)	9.5000	11/12/2020	223,300
375,000	Duke Energy Corp.	3.5500	9/15/2021	395,846
200,000	EGE Haina Finance Co.	9.5000	4/26/2017	208,000
200,000	Hongkong Electric Finance Ltd.	4.2500	12/14/2020	220,230
200,000	Instituto Costarricense de Electricidad (b)	6.9500	11/10/2021	227,000
100,000	MidAmerican Energy Holdings Co.	5.9500	5/15/2037	123,470
450,000	MidAmerican Energy Holdings Co.	6.5000	9/15/2037	597,699
578,000	Southern Power Co.	4.8750	7/15/2015	632,777
				3,327,022
	ENGINEERING & CONSTRUCTION - 0.1%
100,000	Empresas ICA SAB de CV	8.9000	2/4/2021	108,500
150,000	Empresas ICA SAB de CV (b)	8.3750	7/24/2017	161,625
				270,125
	ENVIRONMENTAL CONTROL - 0.2%
475,000	Waste Management, Inc.	6.1250	11/30/2039	601,348

	FOOD - 1.0%
250,000	Corp Pesquera Inca SAC	9.5000	2/10/2017	266,250
339,000	General Mills, Inc.	9.0000	12/15/2021	354,353
100,000	JBS USA LLC / JBS USA Finance, Inc. (c)	3.1500	6/1/2021	100,750
280,000	Kellogg Co.	7.4500	4/1/2031	386,158
575,000	Kroger Co. The	5.3750	4/15/2022	594,645
200,000	Minerva Luxembourg SA (c)	3.4000	2/10/2022	240,500
300,000	Mondelez International, Inc	12.2500	2/10/2020	362,178
100,000	Raizen Fuels Finance Ltd.	9.5000	8/15/2014	111,000
350,000	Tyson Foods, Inc	4.5000	6/15/2022	378,881
				2,794,715
	FOREIGN GOVERNMENT- 0.3%
600,000	Costa Rica Government International Bond	6.5480	3/20/2014	626,100
454,000	Mexico Government International Bond	5.6250	1/15/2017	526,640
400,000	Qatar Government International Bond	4.5000	1/20/2022	459,000
				1,611,740
	FOREST PRODUCTS & PAPER - 0.3%
390,000	Celulosa Arauco Constitucion SA	4.7500	1/11/2022	409,074
150,000	Inversiones CMPC SA (b)	4.5000	4/25/2022	153,713
150,000	Inversiones CMPC SA	4.7500	1/19/2018	158,131
100,000	Inversiones CMPC SA (b)	4.7500	1/19/2018	105,420
				826,338
	HEALTHCARE-PRODUCTS - 0.5%
500,000	Becton Dickinson and Co.	3.1250	11/8/2021	534,248
150,000	Becton Dickinson and Co.	3.2500	11/12/2020	161,015
425,000	Covidien International Finance SA	2.8000	6/15/2015	444,512
207,000	Covidien International Finance SA	6.0000	10/15/2017	250,731
				1,390,506
	HEALTHCARE-SERVICES - 0.3%
92,000	WellPoint Inc.	2.3750	2/15/2017	95,254
150,000	WellPoint Inc.	5.2500	1/15/2016	167,158
450,000	WellPoint Inc.	5.8750	6/15/2017	534,097
				796,509
	HOME EQUITY ABS - 1.2%
740,327	Ace Securities Corp. 2006-NC1 A2C (d)	0.4097	12/25/2035	727,070
759,521	GSAA Trust 2005-7 AF2 (d)	4.4760	5/25/2035	750,798
511,468	GSAA Trust 2007-10 A1A	6.0000	11/25/2037	404,407
1,000,000	Morgan Stanley ABS Capital 2005-WMC3 M3 (d)	0.9147	3/25/2035	993,035
575,763	Residential Asset Sec Corp. Trust 2005-KS4 M1 (d)	0.6197	5/25/2035	554,334
				3,429,644

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Principal Amount ($)		Yield	Maturity	Market Value
	INSURANCE - 0.5%
515,000	Liberty Mutual Group, Inc. (b)	6.5000%	5/1/2042	$ 579,395
250,000	MetLife, Inc.	4.1250	8/13/2042	250,034
100,000	MetLife, Inc.	5.7000	6/15/2035	122,095
150,000	MetLife, Inc.	5.8750	2/6/2041	189,926
150,000	MetLife, Inc.	6.3750	6/15/2034	195,724
				1,337,174
	INVESTMENT COMPANIES - 0.1%
200,000	Grupo Aval Ltd.	4.7500	9/26/2022	303,750
300,000	Grupo Aval Ltd. (b)	5.2500	2/1/2017	213,900
				517,650
	IRON/STEEL - 0.1%
400,000	Samarco Mineracao SA	4.1250	11/1/2022	407,000

	LODGING - 0.2%
200,000	Prime Holdings Labuan Ltd.	5.3750	9/22/2014	209,679
375,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.7500	8/15/2020	427,500
				637,179
	MEDIA - 0.7%
335,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.0000	3/1/2021	375,796
200,000	Globo Comunicacao e Participacoes SA (b,f)	5.3070	5/11/2022	218,000
200,000	Globo Comunicacao e Participacoes SA (f)	5.3070	5/11/2022	218,000
200,000	NET Servicos de Comunicacao SA	7.5000	1/27/2020	230,000
500,000	Time Warner Cable, Inc.	4.5000	9/15/2042	487,623
275,000	Time Warner Cable, Inc.	5.0000	2/1/2020	320,192
				1,849,611
	METAL FABRICATE/HARDWARE - 0.1%
250,000	WPE International Cooperatief UA (b)	10.3750	9/30/2020	215,937

	MINING - 0.3%
200,000	Freeport-McMoRan Copper & Gold, Inc.	2.1500	3/1/2017	201,062
500,000	Teck Resources Ltd.	5.4000	2/1/2043	528,988
				730,050
	MISCELLANEOUS MANUFACTURING - 0.2%
305,000	Illinois Tool Works, Inc.	3.3750	9/15/2021	331,817
153,000	Illinois Tool Works, Inc.	6.2500	4/1/2019	190,519
				522,336
	MULTI-NATIONAL - 0.3%
750,000	Corp Andina de Fomento	3.7500	1/15/2016	791,479

	OFFICE/BUSINESS EQUIPMENT - 0.2%
593,000	Xerox Corp.	4.2500	2/15/2015	623,652

	OIL & GAS - 2.5%
300,000	BP Capital Markets PLC	4.7500	3/10/2019	349,935
200,000	CNPC General Capital Ltd.	3.9500	4/19/2022	216,216
300,000	ConocoPhillips	6.5000	2/1/2039	425,442
675,000	Devon Energy Corp.	4.0000	7/15/2021	746,830
125,000	Devon Energy Corp.	6.3000	1/15/2019	155,116
200,000	Dolphin Energy Ltd. (c)	5.5000	12/15/2021	233,750
151,255	Dolphin Energy Ltd.	5.8880	6/15/2019	170,540
450,000	Gazprom OAO Via Gaz Capital SA	8.1250	7/31/2014	489,780
275,000	Marathon Petroleum Corp.	5.1250	3/1/2021	323,631
100,000	Pacific Rubiales Energy Corp.	7.2500	12/12/2021	115,500
300,000	Pacific Rubiales Energy Corp. (b)	7.2500	12/12/2021	346,500
600,000	Pemex Project Funding Master Trust	6.6250	6/15/2035	762,000
100,000	Petroleos Mexicanos	4.8750	3/15/2015	107,750
400,000	Petroleos Mexicanos	6.6250	Perpetual	429,000
375,000	Phillips 66 (b)	5.8750	5/1/2042	451,251
398,750	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.2980	9/30/2020	447,597
350,000	Transocean Inc.	6.0000	3/15/2018	407,453
400,000	Tupras Turkiye Petrol Rafinerileri AS (c)	4.1250	5/2/2018	399,500
325,000	Valero Energy Corp.	6.1250	2/1/2020	395,195
				6,972,986
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Principal Amount ($)		Yield	Maturity	Market Value
	OIL & GAS SERVICES - 0.2%
325,000	Halliburton Co.	6.1500%	9/15/2019	$ 409,262

	OTHER ABS- 0.0%
27,405	Crest Ltd. (c,d)	0.7900	12/28/2018	26,378

	PHARMACEUTICALS - 0.4%
350,000	Express Scripts Holding Co. (b)	2.1000	2/12/2015	356,529
300,000	Novartis Capital Corp.	4.4000	4/24/2020	349,920
325,000	Teva Pharmaceutical Finance Co BV	2.9500	12/18/2022	328,756
				1,035,205
	PIPELINES - 0.4%
100,000	AK Transneft OJSC Via TransCapitalInvest Ltd	5.6700	3/5/2014	104,525
400,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	526,346
316,000	ONEOK Partners LP	6.1250	2/1/2041	378,857
200,000	Transportadora de Gas Internacional SA ESP	5.7000	3/20/2022	221,000
				1,230,728
	REITS - 0.3%
395,000	Boston Properties LP	4.1250	5/15/2021	429,299
250,000	Simon Property Group LP	4.3750	3/1/2021	281,143
100,000	Simon Property Group LP	5.6500	2/1/2020	120,002
				830,444
	RETAIL - 0.5%
450,000	Macy's Retail Holdings Inc	3.8750	2/15/2023	440,655
200,000	Target Corp.	2.9000	1/15/2022	211,985
750,000	Wal-Mart Stores, Inc.	3.2500	10/25/2020	816,563
				1,469,203
	SEMICONDUCTORS - 0.1%
100,000	STATS ChipPAC Ltd	5.3750	3/31/2016	104,500

	SOFTWARE - 0.3%
450,000	Microsoft Corp.	2.1250	11/15/2022	445,592
450,000	Oracle Corp.	1.2000	10/15/2017	451,336
				896,928
	TELECOMMUNICATIONS - 1.3%
450,000	AT&T, Inc.	5.3500	9/1/2040	524,047
100,000	Axiata SPV1 Labuan Ltd.	5.3750	4/28/2020	113,803
750,000	British Telecommunications PLC	5.9500	1/15/2018	896,284
100,000	Deutsche Telekom International Finance BV	8.7500	6/15/2030	149,825
375,000	France Telecom SA	2.7500	9/14/2016	393,646
200,000	Koninklijke KPN NV	8.3750	10/1/2030	263,943
525,000	Motorola Solutions, Inc.	6.0000	11/15/2017	616,421
400,000	QTel International Finance Ltd.	3.3750	10/14/2016	418,450
200,000	Vimpel-Communications	8.3750	4/30/2013	203,960
				3,580,379
	TOYS/GAMES/HOBBIES - 0.1%
325,000	Mattel, Inc.	2.5000	11/1/2016	338,078

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.2%
528,397	Fannie Mae Pool 985190 (e)	6.0000	8/1/2038	577,339
318,766	Fannie Mae Pool AB3850 (e)	4.0000	11/1/2041	331,196
3,937,201	Fannie Mae Pool AB5459 (e)	4.0000	6/1/2042	4,090,737
290,340	Fannie Mae Pool AD0500 (e)	5.5000	9/1/2036	319,093
573,332	Fannie Mae Pool AI6658 (e)	4.0000	8/1/2041	595,689
780,314	Fannie Mae Pool AJ4118 (e)	4.0000	11/1/2041	810,744
733,065	Fannie Mae Pool AL1554 (e)	6.0000	1/1/2040	802,567
689,556	Fannie Mae Pool AL1690 (e)	6.0000	5/1/2041	754,934
706,917	Fannie Mae Pool AL1793 (e)	6.0000	1/1/2041	773,940
284,894	Fannie Mae Pool MA0353 (e)	4.5000	3/1/2030	310,517
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012
Principal Amount ($)		Yield	Maturity	Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.2% (Continuted)
79,517	Fannie Mae Pool MA0871 (e)	4.0000%	10/1/2041	$ 82,617
6,399,263	Fannie Mae Pool MA0919 (e)	3.5000	12/1/2031	6,871,974
811,734	Fannie Mae Pool MA0949 (e)	3.5000	1/1/2032	871,696
383,926	Fannie Mae Pool MA1050 (e)	4.5000	3/1/2042	406,459
774,241	Fannie Mae Pool MA1068 (e)	3.5000	5/1/2042	802,642
5,483,798	Fannie Mae Pool MA1117 (e)	3.5000	7/1/2042	5,684,955
2,337,970	Fannie Mae Pool MA1209	3.5000	10/1/2042	2,432,709
644,215	Fannie Mae Pool MA3894 (e)	4.0000	9/1/2031	698,126
696,053	Freddie Mac Gold Pool G06954 (e)	6.0000	5/1/2040	757,479
561,386	Freddie Mac Gold Pool N70081 (e)	5.5000	7/1/2038	606,454
				28,581,867
	U.S. GOVERNMENT OBLIGATIONS - 14.8%
3,300,000	United States Treasury Note	3.7500	1/31/2013	3,301,290
3,500,000	United States Treasury Note	4.2500	2/28/2013	3,503,006
2,600,000	United States Treasury Note	1.8750	3/31/2013	2,604,063
1,610,000	United States Treasury Note	2.3750	8/31/2019	1,600,567
5,220,000	United States Treasury Note	2.0000	4/30/2019	5,298,707
6,590,000	United States Treasury Note	2.7500	5/15/2022	6,647,148
2,580,000	United States Treasury Note	3.1250	11/30/2017	2,774,305
4,030,000	United States Treasury Note	1.8750	5/31/2018	4,366,255
3,050,000	United States Treasury Note	2.6250	11/15/2020	3,347,375
5,490,000	United States Treasury Note	3.7500	8/15/2041	6,452,463
				39,895,179

	TOTAL BONDS & NOTES (Cost - $186,525,283)			191,176,984

	SHORT-TERM INVESTMENTS - 9.2%
	U.S. GOVERNMENT OBLIGATIONS - 9.2%
25,954,800	United States Treasury Bill (a)	0.1600	10/17/2013	25,921,454
	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,921,454)

	TOTAL INVESTMENTS - 84.9% (Cost - $231,576,594) (g)			$ 238,541,401
	OTHER ASSETS LESS LIABILITIES - 15.1%			42,282,179
	NET ASSETS - 100.0%			$ 280,823,580

ABS - Asset Backed Security
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
STRIPS - Separate Trading of Registered Interest and Principal of Securities
*	Non-Income bearing.
(a)	All or a portion of these investment is a holding of the AFES Fund Limited.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2012, these securities amounted to $18,081,447 or 6.44% of net assets. In addition, these securities are determined to be illiquid by the Board of Trustees.
(c)	The value of these securities have been determined in good faith under the policies of the Board of Trustees.
(d)	Variable rate security; the rate shown represents the rate at December 31, 2012.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home
Loan Mortgage Corp. and Federal National Mortgage Association currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of December 31, 2012.
(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $231,597,573 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
						Unrealized Appreciation:	$ 7,513,992
						Unrealized Depreciation:	(570,164)
						Net Unrealized Appreciation:	$ 6,943,828

OPEN SWAPS CONTRACTS

	Reference Entity	Notional Amount	Interest Rate	Terminiation Date	Counterparty		Unrealized Appreciation
	Barclays Bank PLC SWAP	25,700,000	LIBOR + 175bps	11/9/2013	Barclays Capital Inc.		$ 953,305

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.

Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris Advisors, LLC (the “Advisor”) fair values AFES Fund Limited ("AFES")  a subsidiary of which the Fund may invest up to 25% of its total assets. Investments in AFES are fair valued daily based on the underlying commodity trading advisor's ("CTA's") current position. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA.  The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. These CTA prices are used to value the Fund's swaps and structured note holdings. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Systematic Trading Company	$ -	$ 6,408,715	$ -	$ 6,408,715
Structured Note	-	15,034,248	-	15,034,248
Bonds & Notes	-	191,176,984	-	191,176,984
Short-Term Investments	-	25,921,454	-	25,921,454
Total Investments	$ -	$ 238,541,401	$ -	238,541,401
Derivatives
Swaps	$ -	$ 953,305	$ -	$ 953,305
Total	$ -	$ 953,305	$ -	$ 953,305

* Refer to the Consolidated Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The consolidated financial statements of the Fund include AFES. AFES invests in the global derivatives markets through the use of a separate controlled foreign corporation (CFC), Futures Evolution Ltd. (FEL). FEL, a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September  13, 2011 and is a disregarded entity for US tax purpose. FEL uses one or more proprietary global macro trading programs (global macro programs), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (unaffiliated trading companies) advised by one or more commodity trading advisors (CTAs) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Funds investment in AFES as follows:

	Inception Date of AFES	AFES Net Assets at December 31, 2012	% of Total Net Assets at December 31, 2012

AFES	September 8, 2011	$ 58,674,521	20.89%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/2013